Shareholder Fees (Invesco International Small Company Fund, Institutional Class, Invesco International Small Company Fund)	12 Months Ended
May 02, 2011
Invesco International Small Company Fund | Institutional Class, Invesco International Small Company Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%